STOCKHOLDERS EQUITY (Details 5) - Options [Member] - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Volatility		64.80%
Risk-free rate		0.30%
Exercise price	$ 2.51	$ 3.75	$ 0	$ 2.48
Contractual term	3 years	3 years		3 years
Minimum [Member]
Volatility	64.20%			56.40%
Risk-free rate	0.70%			0.90%
Exercise price	$ 1.49			$ 0.75
Maximum [Member]
Volatility	65.22%			69.00%
Risk-free rate	1.20%			1.70%
Exercise price	$ 3.75			$ 3.75